REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUE

4. REVENUE

The Company disaggregates revenue between continuing operations and discontinued operations. Revenue streams from contracts with customers depicts the nature, amount, timing and uncertainty of its revenue and cash flows as affected by economic factors. Commercial insurance consists of neuromonitoring cases whereby a patient has healthcare insurance that we bill. Facility billing consists of neuromonitoring cases whereby the Company has an agreement to bill the medical facility for patients that do not have health care insurance.

The Company does not have any contract assets or contract liabilities as of or during the three months ended March 31, 2024 or 2023 or as of December 31, 2023.

The Company’s revenue is as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Managed service agreements and other	$9	$115

Accounts Receivable

A summary of the accounts receivable, net, by revenue stream is as follows (in thousands):

	March 31,	December 31,
	2024	2023
Technical service	$752	$1,308
Professional service	1,191	2,293
Other	122	—
Total receivables, net	$2,065	$3,601

The concentration of accounts receivable, net, by payor as a percentage of total accounts receivable is as follows:

	As of March 31,	As of December 31,
	2024	2023
Commercial insurance	68%	82%
Facility billing	26%	18%
Other	6%	—%
Total	100%	100%

4. REVENUE

The Company disaggregates revenue from contracts with customers by revenue stream as this depicts the nature, amount, timing and uncertainty of its revenue and cash flows as affected by economic factors. Commercial insurance consists of all Neuromonitoring cases whereby a patient has healthcare insurance. Facility billing consists of services related to uninsured or government patients whereby the Company has an agreement with the facility for services for the patient and other contracted agreements with facilities.

The Company does not have any contract assets or contract liabilities as of or during the years ended December 31, 2023 and 2022.

The Company’s revenue disaggregated by payor is as follows (stated in thousands):

	Year Ended December 31,
	2023	2022

Managed service agreements and other	$255	$471

Accounts Receivable

A summary of the accounts receivable by revenue stream is as follows (stated in thousands):

	December 31,	December 31,	December 31,
	2023	2022	2021

Technical service	$1,308	$3,072	$18,904
Professional service	2,293	11,829	8,209
Other	—	242	697
Total accounts receivable, net	3,601	15,143	27,810
Due from MSA	—	4,913	5,886
Total receivables, net	$3,601	$20,056	$33,696

The concentration of accounts receivable by payor as a percentage of total accounts receivable is as follows:

	As of December 31,	As of December 31,
	2023	2022

Commercial insurance	82%	84%
Facility billing	18%	9%
Other	—%	7%
Total	100%	100%